UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-09607

                                         Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                     Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                     Miami, FL 33137

(Name and address of agent for service)

registrant’s telephone number, including area code:     1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders of each Fund are attached herewith.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

Annual Report 2014

Managed by Fairholme Capital Management

1.866.202.2263 • fairholmefunds.com

THE FAIRHOLME FUND

November 30, 2014

2

THE FAIRHOLME FUND

FUND PERFORMANCE (unaudited)

November 30, 2004 — November 30, 2014

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (the “Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest fiscal year ending November 30, 2014.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

3

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2014

The Fairholme Fund (the “Fund”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2014, the end of the Fund’s fiscal year, and per share NAVs at other pertinent dates, were as follows:

11/30/2014 Shares Outstanding	11/30/2014 NAV (audited)	05/31/2014 NAV (unaudited)	11/30/2013 NAV (audited)
178,507,137	$37.96	$42.02	$42.76

At December 31, 2014, the unaudited per share NAV of the Fund was $35.08. Performance figures below are shown for the Fund’s fiscal year ended November 30, 2014, and do not match calendar year figures for the period ended December 31, 2014, cited in the Portfolio Manager’s report.

Fund Performance to 11/30/2014	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999
Cumulative:
Fund	(9.66)%	(3.50)%	58.79%	130.19%	433.52%
S&P 500	8.58%	16.86%	109.63%	117.14%	87.69%

Annualized:
Fund		(3.50)%	9.69%	8.69%	11.87%
S&P 500		16.86%	15.96%	8.06%	4.31%

For the six months ended November 30, 2014, the Fund was outperformed by the S&P 500 Index (“S&P 500”) by 18.24 percentage points while over the last year the Fund was outperformed by the S&P 500 by 20.36 percentage points. From inception, the Fund outperformed the S&P 500 by 7.56 percentage points per annum or, on a cumulative basis, 345.83 percentage points over fourteen years and eleven months, respectively.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index of U.S. publicly traded corporation common stock.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At November 30, 2014, cash and cash equivalents

4

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2014

(consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 5.52% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the fiscal year ended November 30, 2014, the Fund investments that performed the best were American International Group, Inc., Bank of America Corp., and The St. Joe Co. The biggest contributors to negative performance were investments in Federal National Mortgage Association, Federal Home Loan Mortgage Corp., Sears Holdings Corp., Lands’ End, Inc., and Leucadia National Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of November 30, 2014.

The Fairholme Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Fund Top Sectors (% of Net Assets)

American International Group, Inc.	46.6%	Multi-Line Insurance	46.6%
Bank of America Corp.	20.5%	Diversified Banks	20.5%
Sears Holdings Corp.	7.6%	Mortgage Finance	8.7%
The St. Joe Co.	6.3%	Retail Department Stores	8.3%
Federal National Mortgage Association	4.9%	Real Estate Management & Development	6.3%
Federal Home Loan Mortgage Corp.	3.8%	Cash and Cash Equivalents**	5.5%
Leucadia National Corp.	3.6%	Diversified Holding Companies	3.6%
Sears Canada, Inc.	0.7%	Metals & Mining	0.6%
Imperial Metals Corp.	0.6%	Retailer	0.1%
Lands’ End, Inc.	0.1%

	94.7%		100.2%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 5,575,460 shares at November 30, 2014. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

5

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2014

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at November 30, 2014, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

6

THE FAIRHOLME FUND

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2014

through November 30, 2014 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund, at June 1, 2014, and held for the entire six month period ending November 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period June 1, 2014 Through November 30, 2014*
Fund
Actual	$1,000.00	$ 903.40	1.04%	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	1.04%	$5.27

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period).

7

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

November 30, 2014

Shares		Value
	DOMESTIC EQUITY SECURITIES — 78.2%
	DIVERSIFIED BANKS — 20.5%
81,607,015	Bank of America Corp.	$1,390,583,536

	DIVERSIFIED HOLDING COMPANIES — 3.6%
10,548,750	Leucadia National Corp.	243,992,588

	MORTGAGE FINANCE — 1.1%
14,577,500	Federal Home Loan Mortgage Corp. (a)	34,840,225
15,468,800	Federal National Mortgage Association (a)	37,898,560

		72,738,785

	MULTI-LINE INSURANCE — 39.0%
48,182,799	American International Group, Inc.	2,640,417,385

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.3%
23,136,502	The St. Joe Co. (a)(b)(c)	430,107,572

	RETAIL DEPARTMENT STORES — 7.6%
14,212,673	Sears Holdings Corp. (c)	513,077,495

	RETAILER — 0.1%
75,019	Lands’ End, Inc. (a)	3,569,403

TOTAL DOMESTIC EQUITY SECURITIES (COST $4,244,398,123)		5,294,486,764

	FOREIGN EQUITY SECURITIES — 1.3%
	CANADA — 1.3%
	METALS & MINING — 0.6%
4,795,100	Imperial Metals Corp. (a)(c)	38,159,519

	RETAIL DEPARTMENT STORES — 0.7%
5,078,700	Sears Canada, Inc. (a)	48,410,676

TOTAL FOREIGN EQUITY SECURITIES (COST $100,561,035)		86,570,195

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 7.6%
	MORTGAGE FINANCE — 7.6%
	Federal Home Loan Mortgage Corp.
37,698,500	7.875%, Series Z (a)(d)	$163,988,475
5,750,575	5.570%, Series V (a)	19,034,403
2,726,100	6.550%, Series Y (a)	9,677,655
1,614,250	0.350%, Series M (a)(d)	10,105,205
1,308,929	0.897%, Series B (a)(d)	8,128,449
1,119,600	5.100%, Series H (a)	7,120,656
519,142	2.620%, Series L (a)(d)	3,255,020
450,000	5.900%, Series U (a)	1,462,500
437,340	5.660%, Series W (a)	1,425,729
200,000	5.000%, Series F (a)	1,262,000
	Federal National Mortgage Association
54,015,019	7.750%, Series S (a)(d)	233,344,882
5,172,343	7.000%, Series O (a)(d)	33,827,123
3,558,097	4.500%, Series P (a)(d)	11,599,396
1,557,500	6.750%, Series Q (a)	5,139,750
1,500,000	7.625%, Series R (a)	5,400,000
256,000	0.400%, Series G (a)(d)	1,617,920

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $622,759,659)		516,389,163

	WARRANTS — 7.6%
	MULTI-LINE INSURANCE —7.6%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(e)	516,180,557

TOTAL WARRANTS (COST $351,676,339)		516,180,557

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2014

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 4.4%
$100,000,000	U.S. Treasury Bills 0.094%, 05/28/2015 (f)	$99,962,900
50,000,000	U.S. Treasury Bills 0.091%, 06/25/2015 (f)	49,975,700
150,000,000	U.S. Treasury Bills 0.122%, 09/17/2015 (f)	149,873,100

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $299,807,000)		299,811,700

Shares		Value
	MONEY MARKET FUNDS — 1.1%
75,668,574	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.090% (g)	$75,668,574

TOTAL MONEY MARKET FUNDS (COST $75,668,574)		75,668,574

TOTAL INVESTMENTS — 100.2% (COST $5,694,870,730)		6,789,106,953
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(12,222,008)

NET ASSETS — 100.0%		$6,776,884,945

(a)	Non-income producing security.
(b)

Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $430,107,572, which represents 6.34% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	11/30/2014 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$18.59

(c)	Affiliated Company. See Note 8.
(d)	Variable rate security. Rates shown are the effective rates as of November 30, 2014.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of November 30, 2014.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2014

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $4,160,204,718)	$5,807,762,367
Affiliated Issuers (Cost — $1,534,666,012)	981,344,586

Total Investments, at Fair Value (Cost — $5,694,870,730)	6,789,106,953
Receivable for Investments Sold	9,338,997
Receivable for Capital Shares Sold	306,645
Dividends and Interest Receivable	4,224

Total Assets	6,798,756,819

Liabilities
Payable for Capital Shares Redeemed	12,925,198
Accrued Management Fees	5,757,827
Payable for Investments Purchased	2,840,358
Accrued Legal Expenses	348,491

Total Liabilities	21,871,874

NET ASSETS	$6,776,884,945

Net Assets Consist of:
Paid-In Capital	$5,154,099,806
Accumulated Net Realized Gain on Investments and Foreign Currency Related Transactions	528,548,916
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	1,094,236,223

NET ASSETS	$6,776,884,945

Shares of Common Stock Outstanding* ($0.0001 par value)	178,507,137

Net Asset Value, Offering and Redemption Price Per Share ($6,776,884,945 / 178,507,137 shares)	$ 37.96

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2014
Investment Income
Dividends — Unaffiliated Issuers	$ 34,582,632
Dividends — Affiliated Issuers	12,383,449
Interest — Unaffiliated Issuers	357,773

Total Investment Income	47,323,854

Expenses
Management Fees	81,932,070
Legal Expenses	2,973,763
Miscellaneous Expense	1,949,867

Total Expenses	86,855,700

Net Investment Loss	(39,531,846)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on Investments and Foreign
Currency Related Transactions
Unaffiliated Issuers	605,450,428
Affiliated Issuers	(11,213,080)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(805,928,580)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions	(211,691,232)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(251,223,078)

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
CHANGES IN NET ASSETS
From Operations
Net Investment Loss	$(39,531,846)	$(22,940,518)
Net Realized Gain on Investments, Short Sales, and Foreign Currency Related Transactions	594,237,348	872,336,009
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(805,928,580)	1,971,915,791

Net Increase (Decrease) in Net Assets from Operations	(251,223,078)	2,821,311,282

From Dividends and Distributions to Shareholders
Net Realized Capital Gains from Investment Transactions	(690,418,532)	—

Net Decrease in Net Assets from Dividends and Distributions	(690,418,532)	—

From Capital Share Transactions
Proceeds from Sale of Shares	553,078,572	742,853,802
Shares Issued in Reinvestment of Dividends and Distributions	612,192,862	—
Redemption Fees	263,247	423,864
Cost of Shares Redeemed	(2,236,856,973)	(1,766,818,030)

Net Decrease in Net Assets from Shareholder Activity	(1,071,322,292)	(1,023,540,364)

NET ASSETS
Net Increase (Decrease) in Net Assets	(2,012,963,902)	1,797,770,918
Net Assets at Beginning of Year	8,789,848,847	6,992,077,929

Net Assets at End of Year	$6,776,884,945	$8,789,848,847

Accumulated Net Investment Loss at End of Year	$—	$(22,979,662)

SHARES TRANSACTIONS
Issued	13,903,282	21,146,051
Reinvested	15,689,206	—
Redeemed	(56,657,870)	(49,527,129)

Net Decrease in Shares	(27,065,382)	(28,381,078)
Shares Outstanding at Beginning of Year	205,572,519	233,953,597

Shares Outstanding at End of Year	178,507,137	205,572,519

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30,
	2014		2013		2012	2011		2010

PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR	$42.76		$29.89		$25.10	$34.19		$28.90

Investment Operations
Net Investment Income (Loss)(1)	(0.19)		(0.10)		0.15	(0.07)		0.33
Net Realized and Unrealized Gain (Loss) on Investments	(1.21)		12.97		5.55	(6.95)		5.22

Total from Investment Operations	(1.40)		12.87		5.70	(7.02)		5.55

Dividends and Distributions
From Net Investment Income	—		—		(0.70)	(0.39)		(0.27)
From Realized Capital Gains	(3.40)		—		—	(1.69)		—
From Return of Capital	—		—		(0.21)	—		—

Total Dividends and Distributions	(3.40)		—		(0.91)	(2.08)		(0.27)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00 (2)	0.01		0.01

NET ASSET VALUE, END OF YEAR	$37.96		$42.76		$29.89	$25.10		$34.19

TOTAL RETURN	(3.50)%		43.06%		23.69%	(22.10)%		19.37%
Ratio/Supplemental Data
Net Assets, End of Year (in 000’s)	$6,776,885		$8,789,849		$6,992,078	$8,015,294		$16,847,081
Ratio of Expenses to Average Net Assets	1.06	%(3)	1.02	%(4)(5)	1.00%	1.01	%(6)	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.48)%		(0.29)%		0.52%	(0.22)%		1.02%
Portfolio Turnover Rate	1.62%		15.59%		1.57%	43.95%		88.74%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	0.04% is attributable to legal expenses incurred outside of the 1.00% management fee and 0.02% is attributable to miscellaneous expenses incurred outside of the 1.00% management fee.
(4)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(5)	Less than 0.01% is attributable to interest expenses incurred outside of the 1.00% management fee.
(6)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2014

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

14

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of November 30, 2014, fixed income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at November 30, 2014, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

15

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2014, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 11/30/14
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$5,294,486,764	$—	$5,294,486,764
Foreign Equity Securities*	86,570,195	—	86,570,195
Domestic Preferred Equity Securities*	494,900,489	21,488,674	516,389,163
Warrants*	516,180,557	—	516,180,557
U.S. Government Obligations	—	299,811,700	299,811,700
Money Market Funds	75,668,574	—	75,668,574

TOTAL INVESTMENTS	$6,467,806,579	$321,300,374	$6,789,106,953

*	Industry classifications for these categories are detailed in the Schedule of Investments.

During the fiscal year ended November 30, 2014, certain preferred equity securities were transferred from Level 1 to Level 2 as the markets for these investments were not considered active as of November 30, 2014. The beginning of fiscal year value of the securities that transferred from Level 1 to Level 2 during this period amounted to $42,714,378. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at November 30, 2014, or November 30, 2013.

Recent Accounting Standards: In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Warrants: The Fund’s investments in warrants as of November 30, 2014, are presented within the Schedule of Investments.

16

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

The Fund’s warrant positions during the fiscal year ended November 30, 2014, had an average monthly market value of approximately $489,942,250.

As of November 30, 2014, the value of warrants with equity risk exposure of $516,180,557 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the fiscal year ended November 30, 2014, the effect of the net change in unrealized appreciation of warrants with equity risk exposure of $69,299,021 is included with the Net Change in Unrealized Depreciation on Investments and Foreign Currency Related Translations on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Short Sales: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The Fund is required to repay interest on a security sold short, which is recorded on an accrual basis as interest expense.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the fiscal years ended November 30, 2014 and November 30, 2013, amounted to $263,247 and $423,864, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

17

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

The Fund paid certain fees and expenses during the year, including legal and miscellaneous expenses, in connection with its investments in the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. The Manager is responsible pursuant to each Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned $81,932,070 from the Fund for its services during the fiscal year ended November 30, 2014.

Affiliates of the Manager held in aggregate 5,575,460 shares at November 30, 2014.

A Director and Officers of the Fund are also the Managing Member and Officers of the Manager.

Note 4. Investments

For the fiscal year ended November 30, 2014, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$126,133,690	$1,664,394,042

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at November 30, 2014, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$5,704,384,108	$1,796,332,107	$(711,609,262)	$1,084,722,845

The difference between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

18

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. As of November 30, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income*	$6,221,462
Net Long-Term Capital Gain	531,840,832
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	1,084,722,845

Total	$1,622,785,139

* Inclusive of short-term capital gain

The Fund had no net capital loss carryforwards available to reduce future required distributions of net capital gains to shareholders.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
Dividends and Distributions paid from:
Long-Term Capital Gain	$690,418,532	$—

The Fund declared and made payable the following distribution on December 29, 2014.

Dividends and Distributions paid from:
Long-Term Capital Gain	$531,841,235
Short-Term Capital Gain	6,221,868

$538,063,103

Note 7. Reclassification in the Capital Accounts

In accordance with U.S. GAAP, the Fund has recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences were primarily due to the tax treatment of the netting of net operating losses to offset short term capital gains and the disallowance of certain non-tax

19

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

deductible expenses for the Fund. As of November 30, 2014, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Accumulated Undistributed Net Investment Income	$62,511,508
Accumulated Net Realized Gain	(60,932,662)
Paid-in-Capital	(1,578,846)

Note 8. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of November 30, 2014, amounted to $981,344,586 representing approximately 14.48% of the Fund’s net assets.

Transactions in the Fund during the fiscal year ended November 30, 2014, in which the issuer was an affiliate are as follows:

	November 30, 2013	Gross Additions	Gross Deductions	November 30, 2014
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
American International Group, Inc.(a)	74,090,125	—	1,152,400	—	$—	$23,691,846	$7,409,013
Imperial Metals Corp.	2,705,300	2,089,800	—	4,795,100	38,159,519	—	—
Lands’ End, Inc.(a)	—	4,275,103	2,685,188	—	—	(70,523,303)	—
Sears Holdings Corp.	14,212,673	—	—	14,212,673	513,077,495	—	4,974,436
Sears Holdings Corp. Rights	—	166,840	166,840	—	—	35,618,377	—
The St. Joe Co.	23,136,502	—	—	23,136,502	430,107,572	—	—
American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021(a)	21,588,480	—	—	—	—	—	—

Total					$981,344,586	$(11,213,080)	$12,383,449

(a)

Company is not an “affiliated company” as of November 30, 2014, but remains an investment in the Fund’s portfolio. Gross deductions, realized gain or loss, and/or investment income is shown for transactions that occurred through the date the Fund no longer owned 5% or more of the outstanding voting securities of the issuer.

Note 9. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Fairholme Funds, Inc.

and the shareholders of The Fairholme Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Fund (the “Fund”), as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Fund as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 29, 2015

21

THE FAIRHOLME FUND

ADDITIONAL INFORMATION

November 30, 2014

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held, Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director

Interested Directors and Officers

Bruce R. Berkowitz* Age 56	Mr. Berkowitz has served as a Director & President of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, LLC since October 1997.	3	Director and Chairman of the Board of Directors, The St. Joe Co.

Cesar L. Alvarez, Esq.* Age 67	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Co-Chairman of Greenberg Traurig, LLP since 2013; Executive Chairman of Greenberg Traurig, LLP from 2010 to 2013; Chief Executive Officer of Greenberg Traurig, LLP from October 1997 to 2010.	3	Chairman, Board of Directors, Mednax, Inc.; Director, Intrexon Corp., Sears Holdings Corp., The St. Joe Co., and Watsco, Inc.

Independent Directors^

Terry L. Baxter Age 69	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	3	Director, Main Street America Group

Howard S. Frank Age 73	Mr. Frank has served as a Director of the Company since May 7, 2007.	Chairman of the Board of Costa Crociere S.p.A. since 2014; Special Advisor to the CEO and to the Chairman of Carnival Corporation & plc. since 2013; Vice Chairman, Chief Operating Officer and Director, Carnival Corporation & plc. from 1989 to 2013.	3	Director, New World Symphony; Director, The St. Joe Co.

Steven J. Gilbert Age 67	Mr. Gilbert has served as a Director of the Company since June 16, 2014	Chairman, Gilbert Global Equity Partners, L.P. since 1998; Vice Chairman, MidOcean Equity Partners, L.P. since 2005; Co-Chairman, Birch Grove Capital since 2013; Senior Managing Director and Chairman, Sun Group (USA) from 2007 to 2009.	3	Chairman, CPM Holdings, Inc.; Director, MBIA, Inc.; Lead Independent Director, Empire State Realty Trust; Lead Independent Director, TRI Pointe Homes, Inc.; Director, Waterpik, Inc., Freshpet, Inc. and Plia Systems, Inc.

Avivith Oppenheim, Esq. Age 64	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	3	None.

Leigh Walters, Esq. Age 68	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	3	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.

*	Mr. Berkowitz and Mr. Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.

**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

22

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years

Fred Fraenkel Age 65	Vice President	Mr. Fraenkel has served as Vice President of the Company since January 2013.

            President of Fairholme Capital             Management, L.L.C. since January             2013; Chief Research Officer,             Fairholme Capital Management,             L.L.C. since October 2011; Vice             Chairman Beacon Trust Company             from 2008 to 2011.

Wayne Kellner Age 45	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.

            Chief Operating Officer, Fairholme             Capital Management, L.C.C. since             June 2014; Chief Financial Officer,             Fairholme Capital Management,             L.L.C. since January 2012;             Treasurer, Fairholme Capital             Management, L.L.C. from January             2011 to December 2011; Tax             Principal, Rothstein Kass from             2006 to 2010.

Paul R. Thomson Age 58	Chief Compliance Officer and Secretary	Mr. Thomson has served as Chief Compliance Officer of the Company since April 2010 and has served as Secretary since June 2011. Mr. Thomson previously served as Chief Compliance Officer from November 2008 to January 2009.	Chief Compliance Officer, Fairholme Capital Management LLC since April 2010; Chief Financial Officer, Fairholme Capital Management LLC from January 2008 to January 2012.

  † Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

  * Each officer serves for an annual term and until his or her successor is elected and qualified.

23

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

Approval of Investment Management Agreement (unaudited)

At its meeting on October 21, 2014, the Board of Directors (the “Board” or the “Directors”) of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement between the Company, on behalf of The Fairholme Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the renewal of the agreement, the Directors considered the factors discussed below, and information made available to them at the meeting relating to such factors, and other information they deemed relevant. The renewal of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the services performed by the Manager for the Fund pursuant to the agreement. The Directors reviewed information concerning the nature, extent and quality of investment advisory and operational services provided, or overseen, by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager and the Manager’s current and planned staffing levels. The Directors considered the Manager’s commitment to the Fund as evidenced, among other things, by the current share ownership of the Fund by management/owners/employees of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including recent updates to those policies and information concerning the policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare services provided by the Manager to the Fund with the services provided by Manager to its other advisory accounts because such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund was appropriate and sufficient to support renewal of the agreement.

B. Investment Performance

The Directors considered information regarding the Fund’s performance, the Manager’s views on performance and the holdings of the Fund that contributed negatively and positively to the Fund’s performance. The Directors considered information about the short- and long-term investment performance of the Fund, including information comparing the Fund’s performance with the performance of the S&P 500 Index, for the fiscal year to date period ended August 31, 2014. The Directors also reviewed and considered a third-party (Lipper) report comparing the Fund’s performance with the performance of similarly situated mutual funds, which reflected the performance of the Fund and the similarly situated mutual funds for the 1-year, 3-year, 5-year, 10-year and since-inception periods ended August 31, 2014. The Directors noted that, with the exception of the 5-year performance comparison, the Fund’s performance exceeded both the average and median performance of the peer group, and that the Fund’s 5-year performance trailed the peer group’s average and median performance by 1.99 and 2.11 percentage points. The Directors took into consideration the volatility of the Fund’s recent performance as well as the Fund’s longer-term performance relative to that of the funds in the peer group.

C. Management Fees and Expense Ratios

The Directors considered information about the Fund’s management fee and expense ratio, including information in the third party report comparing the Fund’s management fee and the most recent expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors noted that, unlike many of the peer group funds, the Fund’s management fee covers many of the Fund’s operating and other expenses. The Directors also noted that, for the Fund, the total expense

24

THE FAIRHOLME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

ratio for its latest full fiscal year was lower than the median expense ratio of the most recently completed fiscal year of its peer group funds included in the third party report.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management for the Fund in light of its investment objective, strategies, and asset size. The Directors also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including shareholder account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

After reviewing information presented to them concerning fees, expenses, performance and other matters, the Directors concluded that the Fund’s management fee and overall expense ratio were reasonable in light of the services provided by or through the Manager.

D. Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s assets under management, overall expense ratio, performance and the services provided by or through the Manager, and concluded that the Manager’s estimated profitability was not such as to prevent Directors from approving the renewal of the agreement.

E. Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the current assets of the Fund. The Directors concluded for the Fund that no modification to the Fund’s existing arrangements was warranted based on economies of scale.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2014, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Shareholder Tax Information (unaudited)

The Fund reported $690,418,532 of long term capital gain distributions paid during the fiscal year ended November 30, 2014.

All information reported is based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

25

Officers of Fairholme Funds, Inc.

Bruce R. Berkowitz

President

Fred Fraenkel

Vice President

Wayne Kellner

Treasurer

Paul R. Thomson

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Steven J. Gilbert

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

Annual Report 2014

Managed by Fairholme Capital Management

1.866.202.2263  •  fairholmefunds.com

THE FAIRHOLME FOCUSED INCOME FUND

November 30, 2014

2

THE FAIRHOLME FOCUSED INCOME FUND

FUND PERFORMANCE (unaudited)

Inception through November 30, 2014

THE FAIRHOLME FOCUSED INCOME FUND VS.

The BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Focused Income Fund (the “Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $25,000 investment from inception to the latest fiscal year ending November 30, 2014.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

3

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2014

The Fairholme Focused Income Fund (the “Fund”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2014, the end of the Fund’s fiscal year, and per share NAVs at other pertinent dates, were as follows:

11/30/2014 Shares Outstanding	11/30/2014 NAV (audited)	05/31/2014 NAV (unaudited)	11/30/2013 NAV (audited)
19,971,990	$10.82	$11.72	$11.98

At December 31, 2014, the unaudited per share NAV of the Fund was $10.41. Performance figures below are shown for the Fund’s fiscal year ended November 30, 2014, and do not match calendar year figures for the period ended December 31, 2014, cited in the Portfolio Manager’s report.

Fund Performance to 11/30/2014	Six Months	One Year	Since Inception 12/31/2009

Cumulative:
Fund	(6.83)%	(2.67)%	47.87%
Barclays Bond Index	1.91%	5.26%	24.18%

Annualized:
Fund		(2.67)%	8.28%
Barclays Bond Index		5.26%	4.50%

For the six months ended November 30, 2014, the Fund was outperformed by the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 8.74 percentage points while over the last year the Fund was outperformed by the Barclays Bond Index by 7.93 percentage points. From inception, the Fund outperformed the Barclays Bond Index by 3.78 percentage points per annum, or on a cumulative basis, 23.69 percentage points over four years and eleven months, respectively.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the Barclays Bond Index is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At November 30, 2014, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 33.78% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

4

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2014

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the fiscal year ended November 30, 2014, the Fund investments that performed the best were Sears Holdings Corp. and JC Penney Corp., Inc. The biggest contributors to negative performance were investments in Federal National Mortgage Association and Federal Home Loan Mortgage Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of November 30, 2014.

The Fairholme Focused Income Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Focused Income Fund Top Sectors (% of Net Assets)
Sears Holdings Corp.	29.1%	Cash and Cash Equivalents**	33.8%
Imperial Metals Corp.	20.4%	Retail Department Stores	29.1%
Ally Financial, Inc.	4.3%	Metals & Mining	20.4%
Federal National Mortgage Association	3.7%	Mortgage Finance	5.4%
Chesapeake Energy Corp.	2.8%	Consumer Finance	4.3%
Bank of America Corp.	2.2%	Oil & Natural Gas Exploration	2.8%
Federal Home Loan Mortgage Corp.	1.7%	Diversified Banks	2.2%
The Goldman Sachs Group, Inc.	1.3%	Capital Markets	1.3%

	65.5%		99.3%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 537,918 shares at November 30, 2014. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at November 30, 2014, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

5

THE FAIRHOLME FOCUSED INCOME FUND

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2014

through November 30, 2014 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at June 1, 2014, and held for the entire six month period ending November 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period June 1, 2014 Through November 30, 2014*
Fund
Actual	$1,000.00	$ 931.70	1.00%	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	1.00%	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period).

6

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2014

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 16.0%

	CAPITAL MARKETS — 1.3%
143,000	The Goldman Sachs Group, Inc., Preferred,
	4.000%, Series D	$2,834,260
2,600	The Goldman Sachs Group, Inc., Preferred,
	4.000%, Series C	51,870

		2,886,130

	CONSUMER FINANCE — 4.3%
9,200	Ally Financial, Inc., Preferred,
	7.000%, Series G (a)	9,222,908

	DIVERSIFIED BANKS — 2.2%
190,000	Bank of America Corp., Preferred,
	4.000%, Series 5	3,868,400
40,000	Bank of America Corp., Preferred,
	4.000%, Series 4	840,000

		4,708,400

	MORTGAGE FINANCE — 5.4%
1,029,724	Federal Home Loan Mortgage Corp., Preferred,
	6.550%, Series Y (b)	3,655,520
1,167,500	Federal National Mortgage Association, Preferred,
	7.000%, Series O (b)(c)	7,635,450
100,000	Federal National Mortgage
	Association, Preferred,
	7.750%, Series S (b)(c)	432,000

		11,722,970

	OIL & NATURAL GAS EXPLORATION — 2.8%
60,300	Chesapeake Energy Corp.,
	Preferred,
	5.000%	5,969,700

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,924,012)		34,510,108

Principal		Value
	DOMESTIC CORPORATE BONDS — 29.1%

	RETAIL DEPARTMENT STORES — 29.1%
$67,574,000	Sears Holdings Corp.
	6.625%, 10/15/2018	$62,776,246

TOTAL DOMESTIC CORPORATE BONDS (COST $65,417,360)		62,776,246

	FOREIGN CORPORATE BONDS —20.4%

	CANADA — 20.4%

	METALS & MINING — 20.4%
	Imperial Metals Corp.
47,200,000	7.000%, 03/15/2019 (a)	44,160,320

TOTAL FOREIGN CORPORATE BONDS (COST $43,758,809)		44,160,320

	U.S. GOVERNMENT OBLIGATIONS — 25.4%
10,000,000	U.S. Treasury Bills 0.051%,
	12/04/2014 (d)	9,999,958
10,000,000	U.S. Treasury Bills 0.051%,
	01/22/2015 (d)	9,999,271
35,000,000	U.S. Treasury Bills 0.107%,
	04/30/2015 (d)	34,991,985

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $54,987,489)		54,991,214

Shares

	MONEY MARKET FUNDS —8.4%
18,202,531	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.090% (e)	18,202,531

TOTAL MONEY MARKET FUNDS (COST $18,202,531)		18,202,531

The accompanying notes are an integral part of the financial statements.

7

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2014

Value
TOTAL INVESTMENTS — 99.3% (COST $220,290,201)	$214,640,419

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%	1,406,242

NET ASSETS — 100.0%	$216,046,661

(a)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $53,383,228, which represents 24.71% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Variable rate security. Rate shown is the effective rate as of November 30, 2014.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of November 30, 2014.

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2014

Assets
Investments, at Fair Value (Cost — $220,290,201)	$214,640,419
Interest Receivable	1,281,102
Receivable for Investments Sold	615,836
Receivable for Capital Shares Sold	156,000

Total Assets	216,693,357

Liabilities
Payable for Investments Purchased	444,000
Accrued Management Fees	178,042
Payable for Capital Shares Redeemed	24,654

Total Liabilities	646,696

NET ASSETS	$216,046,661

Net Assets Consist of:
Paid-In Capital	$217,452,703
Accumulated Undistributed Net Investment Income	1,421,920
Accumulated Net Realized Gain on Investments and
Foreign Currency Related Transactions	2,821,820
Net Unrealized Depreciation on Investments and
Foreign Currency Related Translations	(5,649,782)

NET ASSETS	$216,046,661

Shares of Common Stock Outstanding* ($0.0001 par value)	19,971,990

Net Asset Value, Offering and Redemption Price Per Share ($216,046,661 / 19,971,990 shares)	$10.82

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2014
Investment Income
Interest	$5,878,936
Dividends (net of $1,420 in foreign taxes withheld)	1,099,392

Total Investment Income	6,978,328

Expenses
Management Fees	2,374,534

Total Expenses	2,374,534

Net Investment Income	4,603,794

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments and Foreign Currency Related Transactions	2,795,505
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(13,798,701)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Translations	(11,003,196)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(6,399,402)

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$4,603,794	$10,576,270
Net Realized Gain on Investments	2,795,505	23,074,399
Net Change in Unrealized Appreciation
(Depreciation) on Investments and Foreign
Currency Related Translations	(13,798,701)	25,139,412

Net Increase (Decrease) in Net Assets from Operations	(6,399,402)	58,790,081

From Dividends and Distributions to Shareholders
Net Investment Income	(3,837,576)	(14,560,171)
Net Realized Capital Gains from Investment Transactions	(13,876,149)	—

Net Decrease in Net Assets from Dividends and Distributions	(17,713,725)	(14,560,171)

From Capital Share Transactions
Proceeds from Sale of Shares	30,025,869	28,234,083
Shares Issued in Reinvestment of Dividends and Distributions	14,885,867	12,435,924
Cost of Shares Redeemed	(51,739,852)	(95,341,938)

Net Decrease in Net Assets from Shareholder Activity	(6,828,116)	(54,671,931)

NET ASSETS
Net Decrease in Net Assets	(30,941,243)	(10,442,021)
Net Assets at Beginning of Year	246,987,904	257,429,925

Net Assets at End of Year	$216,046,661	$246,987,904

Accumulated Undistributed Net Investment Income at End of Year	$1,421,920	$682,102
SHARES TRANSACTIONS
Issued	2,609,016	2,718,394
Reinvested	1,322,790	1,214,865
Redeemed	(4,568,532)	(9,017,977)

Net Decrease in Shares	(636,726)	(5,084,718)
Shares Outstanding at Beginning of Year	20,608,716	25,693,434

Shares Outstanding at End of Year	19,971,990	20,608,716

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013	For the Fiscal Year Ended November 30, 2012		For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010(1)
PER SHARE OPERATING PERFORMANCE NET ASSET VALUE, BEGINNING OF PERIOD	$11.98	$10.02	$9.71		$10.70	$10.00

Investment Operations
Net Investment Income(2)	0.22	0.46	0.97		0.64	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	2.12	0.31		(0.95)	0.45

Total from Investment Operations	(0.29)	2.58	1.28		(0.31)	0.90

Dividends and Distributions
From Net Investment Income	(0.19)	(0.62)	(0.97)		(0.64)		(0.20)
From Realized Capital Gains	(0.68)	—	—		(0.04)	—

Total Dividends and Distributions	(0.87)	(0.62)	(0.97)		(0.68)		(0.20)

NET ASSET VALUE, END OF PERIOD	$10.82	$11.98	$10.02		$9.71	$10.70

TOTAL RETURN	(2.67)%	26.91%	13.45%		(3.24)%	9.05	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$216,047	$246,988	$257,430		$299,224	$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00%	1.00%	1.00%		1.00%	1.00	%(4)
After Expenses Waived	1.00 (5)	1.00 (5)	0.91	%(5)	0.67%	0.50	%(4)
Ratio of Net Investment Income to Average Net Assets	1.94%	4.28%	9.53%		5.96%	4.69	%(4)
Portfolio Turnover Rate	38.86%	42.87%	8.27%		91.67%	77.03	%(3)

(1)	The Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.
(5)	Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired.

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2014

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in real estate investment trusts (“REITs”). Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objectives.

Since the close of business on February 28, 2013, (the “Closing Date”), the sale of shares of the Fund has been suspended to new investors, subject to certain exceptions as described below. Subject to the right of the Fund to reject any order to purchase shares or to withdraw the offering of shares at any time, shares remain available for purchase to existing Fund shareholders. The following categories of new investors may continue to purchase shares of the Fund: (i) clients of financial advisors and financial consultants that have clients invested in the Fund as of the Closing Date; (ii) clients of financial advisors and intermediaries that have approved the inclusion of the Fund as an investment option in their asset allocation programs or discretionary investment programs, including wrap, model or other managed account programs, as of the Closing Date; and (iii) participants in group retirement plans that include the Fund as an investment option as of the Closing Date, and IRA transfers and rollovers from such plans. In addition, Directors of the Company, clients and employees of the Manager and their respective immediate family members may open new accounts and add shares of the Fund to such accounts. The Fund retains the right to limit the foregoing exceptions, make additional exceptions to the suspension of the sale of the Fund’s shares to new investors, and subsequently commence selling its shares to new investors.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified

13

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of November 30, 2014, long-term fixed-income securities are valued by the Manager utilizing the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at November 30, 2014, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is

14

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2014, is as follows:

	Valuation Inputs
		Level 2 – Other	Total
	Level 1 –	Significant	Fair Value
	Quoted Prices	Observable Inputs	at 11/30/2014
ASSETS:
INVESTMENTS (Fair Value):
Domestic Preferred Equity Securities
Consumer Finance	—	$9,222,908	$9,222,908
Other*	$25,287,200	—	25,287,200
Domestic Corporate Bonds*	—	62,776,246	62,776,246
Foreign Corporate Bonds*	—	44,160,320	44,160,320
U.S. Government Obligations	—	54,991,214	54,991,214
Money Market Funds	18,202,531	—	18,202,531

TOTAL INVESTMENTS	$43,489,731	$171,150,688	$214,640,419

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the fiscal year ended November 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at November 30, 2014, or November 30, 2013.

Recent Accounting Standards: In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

15

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period March 30, 2011 to March 29, 2012. For the period December 31, 2009 to March 30, 2011, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses

16

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

(excluding those expenses noted above) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.50% of the Fund’s daily average net assets. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the fiscal year ended November 30, 2014, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2012, expiring November 30, 2015:	$249,582

The Manager earned $2,374,534 from the Fund for its services during the fiscal year ended November 30, 2014.

Affiliates of the Manager held in aggregate 537,918 shares at November 30, 2014.

A Director and Officers of the Fund are also the Managing Member and Officers of the Manager or its affiliates.

Note 4. Investments

For the fiscal year ended November 30, 2014, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$106,053,633	$47,648,962

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at November 30, 2014, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$220,407,948	$600,202	$(6,367,731)	$(5,767,529)

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. Therefore, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income*	$1,421,920
Net Long-Term Capital Gain	2,939,567
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	(5,767,529)

Total	$(1,406,042)

* Inclusive of short-term capital gain

The Fund had no net capital loss carryforwards available to reduce future required distributions of net capital gains to shareholders.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. In addition, these losses must be

17

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

utilized prior to the losses incurred in pre-enactment taxable years. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the	For the
	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2014	November 30, 2013
Dividends and Distributions paid from:
Ordinary Income	$ 3,837,576	$14,560,171
Long-Term Capital Gain	13,876,149	—

	$17,713,725	$14,560,171

The Fund declared and made payable the following distribution on December 29, 2014:

Dividends and Distributions paid from:
Ordinary Income	$2,028,542
Long-Term Capital Gain	2,939,655

$4,968,197

Note 7. Reclassification in the Capital Accounts

In accordance with U.S. GAAP, the Fund has recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences are primarily due to the tax treatment of distributions from partnerships to the Fund. As of November 30, 2014, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Accumulated Undistributed Net Investment Income	$(26,400)
Accumulated Net Realized Gain	26,400

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enter into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Fairholme Funds, Inc. and

the shareholders of The Fairholme Focused Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Focused Income Fund (the “Fund”), as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Focused Income Fund as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 29, 2015

19

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

November 30, 2014

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held, Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 56	Mr. Berkowitz has served as a Director & President of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, LLC since October 1997.	3	Director and Chairman of the Board of Directors, The St. Joe Co.
Cesar L. Alvarez, Esq.* Age 67	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Co-Chairman of Greenberg Traurig, LLP since 2013; Executive Chairman of Greenberg Traurig, LLP from 2010 to 2013; Chief Executive Officer of Greenberg Traurig, LLP from October 1997 to 2010.	3	Chairman, Board of Directors, Mednax, Inc.; Director, Intrexon Corp., Sears Holdings Corp., The St. Joe Co., and Watsco, Inc.
Independent Directors^
Terry L. Baxter Age 69	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	3	Director, Main Street America Group
Howard S. Frank Age 73	Mr. Frank has served as a Director of the Company since May 7, 2007.	Chairman of the Board of Costa Crociere S.p.A. since 2014; Special Advisor to the CEO and to the Chairman of Carnival Corporation & plc. since 2013; Vice Chairman, Chief Operating Officer and Director, Carnival Corporation & plc. from 1989 to 2013.	3	Director, New World Symphony; Director, The St. Joe Co.
Steven J. Gilbert Age 67	Mr. Gilbert has served as a Director of the Company since June 16, 2014	Chairman, Gilbert Global Equity Partners, L.P. since 1998; Vice Chairman, MidOcean Equity Partners, L.P. since 2005; Co-Chairman, Birch Grove Capital since 2013; Senior Managing Director and Chairman, Sun Group (USA) from 2007 to 2009.	3	Chairman, CPM Holdings, Inc.; Director, MBIA, Inc.; Lead Independent Director, Empire State Realty Trust; Lead Independent Director, TRI Pointe Homes, Inc.; Director, Waterpik, Inc., Freshpet, Inc. and Plia Systems, Inc.
Avivith Oppenheim, Esq. Age 64	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	3	None.
Leigh Walters, Esq. Age 68	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	3	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.

*	Mr. Berkowitz and Mr. Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.

**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

20

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Fred Fraenkel Age 65	Vice President	Mr. Fraenkel has served as Vice President of the Company since January 2013.

President of Fairholme Capital Management, L.L.C. since January 2013; Chief Research Officer, Fairholme Capital Management, L.L.C. since October 2011; Vice Chairman Beacon Trust Company from 2008 to 2011.

Wayne Kellner Age 45	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.

Chief Operating Officer, Fairholme Capital Management, L.C.C. since June 2014; Chief Financial Officer, Fairholme Capital Management, L.L.C. since January 2012; Treasurer, Fairholme Capital Management, L.L.C. from January 2011 to December 2011; Tax Principal, Rothstein Kass from 2006 to 2010.

Paul R. Thomson Age 58	Chief Compliance Officer and Secretary

Mr. Thomson has served as
Chief Compliance Officer of
the Company since April 2010
and has served as Secretary since
June 2011. Mr. Thomson
previously served as Chief
Compliance Officer from
November 2008 to January 2009.

Chief Compliance Officer, Fairholme Capital Management LLC since April 2010; Chief Financial Officer, Fairholme Capital Management LLC from January 2008 to January 2012.

†	Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

*	Each officer serves for an annual term and until his or her successor is elected and qualified.

21

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

Approval of Investment Management Agreement (unaudited)

At its meeting on October 21, 2014, the Board of Directors (the “Board” or the “Directors”) of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement between the Company, on behalf of The Fairholme Focused Income Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the renewal of the agreement, the Directors considered the factors discussed below, and information made available to them at the meeting relating to such factors, and other information they deemed relevant. The renewal of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the services performed by the Manager for the Fund pursuant to the agreement. The Directors reviewed information concerning the nature, extent and quality of investment advisory and operational services provided, or overseen, by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager and the Manager’s current and planned staffing levels. The Directors considered the Manager’s commitment to the Fund as evidenced, among other things, by the current share ownership of the Fund by management/owners/employees of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including recent updates to those policies and information concerning the policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare services provided by the Manager to the Fund with the services provided by Manager to its other advisory accounts because such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund was appropriate and sufficient to support renewal of the agreement.

B. Investment Performance

The Directors considered information regarding the Fund’s performance, the Manager’s views on performance and the holdings of the Fund that contributed negatively and positively to the Fund’s performance. The Directors considered information about the investment performance of the Fund, including information reflecting that the Fund had outperformed its relevant index, the Barclays Capital US Aggregate Bond Index, by approximately 6.5 percentage points for the twelve months ended August 31, 2014, and by nearly 38 percentage points cumulatively since inception to August 31, 2014. The Directors also reviewed and considered a comparison, prepared by a third-party (Lipper), of the Fund’s performance and the performance of similarly situated mutual funds for the 1-year, 3-year and since inception periods to August 31, 2014, which reflected that, in those periods, the Fund’s performance exceeded the average and median performance of the peer group.

C. Management Fee and Expense Ratio

The Directors considered information about the Fund’s management fee and expense ratio, including information in the third party report comparing the Fund’s management fee and the most recent expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors noted that, unlike many of the peer group funds, the Fund’s management fee covers many of the Fund’s operating and other expenses. The Directors also noted that, for the Fund, the total expense ratio for its latest full fiscal year was lower than the median expense ratio of the most recently completed fiscal year of its peer group funds included in the third party report.

22

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management for the Fund in light of its investment objective, strategies, and asset size. The Directors also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including shareholder account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

After reviewing information presented to them concerning fees, expenses, performance and other matters, the Directors concluded that the Fund’s management fee and overall expense ratio were reasonable in light of the services provided by or through the Manager.

D. Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s assets under management, overall expense ratio, performance and the services provided by or through the Manager, and concluded that the Manager’s estimated profitability was not such as to prevent Directors from approving the renewal of the agreement.

E. Economies of Scale

The considered information concerning economies of scale for the Fund, including the current assets of the Fund. The Directors concluded for the Fund that no modification to the Fund’s existing arrangements was warranted based on economies of scale.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2014, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or by visiting our website at www.fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

23

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

Shareholder Tax Information (unaudited)

The Fund reported $17,713,725 of total distributions paid during the fiscal year ended November 30, 2014, and $13,876,149 of that represented long-term capital gain distributions.

The information below is reported for the Fund’s fiscal year and not calendar year. Therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2015 to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their own tax advisors.

Please note that, for the fiscal year ended November 30, 2014, the respective percentages of ordinary income distributions paid by the Fund were reported as follows:

Distribution Period November 30, 2014	The Fund
Qualified Dividend Income for Individuals	18.02%
Dividends Qualifying for the Dividends Received Deduction for Corporations	19.07%
Qualifying Interest Income	87.29%
U.S. Treasury Securities	1.48%*

* The law varies in each state as to whether and what percentage of dividend income attributable to U.S. Treasury securities is exempt from state and local income tax. It is recommended that you consult your tax advisor to determine if any portion of the dividends you received is exempt from income taxes.

All information reported is based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

24

Officers of Fairholme Funds, Inc.

Bruce R. Berkowitz

President

Fred Fraenkel

Vice President

Wayne Kellner

Treasurer

Paul R. Thomson

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Steven J. Gilbert

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Annual Report 2014

Managed by Fairholme Capital Management

1.866.202.2263 • fairholmefunds.com

THE FAIRHOLME ALLOCATION FUND

November 30, 2014

THE FAIRHOLME ALLOCATION FUND

FUND PERFORMANCE (unaudited)

Inception through November 30, 2014

THE FAIRHOLME ALLOCATION FUND VS. The BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Allocation Fund (the “Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $25,000 investment from inception to the latest fiscal year ending November 30, 2014.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of the Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Fiscal Year Ended November 30, 2014

The Fairholme Allocation Fund (the “Fund”) shares outstanding and audited net asset value per share (“NAV”) at November 30, 2014, the end of the Fund’s fiscal year, and per share NAVs at other pertinent dates, were as follows:

11/30/2014 Shares Outstanding	11/30/2014 NAV (audited)	05/31/2014 NAV (unaudited)	11/30/2013 NAV (audited)
30,124,194	$12.57	$14.39	$13.82

At December 31, 2014, the unaudited per share NAV of the Fund was $11.25. Performance figures below are shown for the Fund’s fiscal year ended November 30, 2014, and do not match calendar year figures for the period ended December 31, 2014, cited in the Portfolio Manager’s report.

Fund Performance to 11/30/2014	Six Months	One Year	Since Inception 12/31/2010

Cumulative:
Fund	(12.65)%	(9.04)%	26.52%
Barclays Bond Index	1.91%	5.26%	16.56%
S&P 500	8.58%	16.86%	78.73%

Annualized:
Fund		(9.04)%	6.19%
Barclays Bond Index		5.26%	3.99%
S&P 500		16.86%	15.98%

For the six months ended November 30, 2014, the Fund was outperformed by the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) and the S&P 500 Index (“S&P 500”) by 14.56 and 21.23 percentage points, respectively, while over the last year the Fund was outperformed by the Barclays Bond Index and S&P 500 by

14.30 and 25.90 percentage points, respectively. From inception, the Fund outperformed the Barclays Bond Index by 2.2 percentage points and underperformed the S&P 500 by 9.79 per annum or, on a cumulative basis, 9.96 and 52.21 percentage points over the past three years and eleven months, respectively.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare Fund performance to that of unmanaged and diversified indices of U.S. publicly traded corporation common stock.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2014

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At November 30, 2014, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 30.31% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the fiscal year ended November 30, 2014, the Fund investments that performed the best were Wells Fargo & Co., American International Group, Inc., and Bank of America Corp. The biggest contributors to negative performance were investments in Federal National Mortgage Association, Federal Home Loan Mortgage Corp., Sears Holdings Corp., Imperial Metals Corp., Chesapeake Energy Corp., and Leucadia National Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of November 30, 2014.

The Fairholme Allocation Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Allocation Fund Top Sectors (% of Net Assets)

Sears Holdings Corp.	25.4%	Cash and Cash Equivalents**	31.0%
Bank of America Corp.	10.4%	Retail Department Stores	25.8%
Wells Fargo & Co.	7.0%	Diversified Banks	21.2%
Federal Home Loan Mortgage Corp.	5.6%	Mortgage Finance	10.4%
Federal National Mortgage Association	4.8%	Metals & Mining	4.7%
Imperial Metals Corp.	4.7%	Diversified Holding Companies	3.3%
JPMorgan Chase & Co.	3.8%	Multi-Line Insurance	3.2%
Leucadia National Corp.	3.3%	Life Insurance	2.3%
American International Group, Inc.	3.2%	Real Estate Management & Development	0.5%
Lincoln National Corp.	2.3%

	70.5%		102.4%

  *  Excludes cash, U.S. Treasury Bills, and money market funds.

**  Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Fiscal Year Ended November 30, 2014

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 9,445,015 shares at November 30, 2014. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at November 30, 2014, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

THE FAIRHOLME ALLOCATION FUND

EXPENSE EXAMPLE

For the Six Month Period from June 1, 2014

through November 30, 2014 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at June 1, 2014, and held for the entire six month period ending November 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value June 1, 2014	Ending Account Value November 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period June 1, 2014 Through November 30, 2014*
Fund
Actual	$1,000.00	$873.50	1.00%	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	1.00%	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period).

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

November 30, 2014

Shares		Value
	DOMESTIC EQUITY SECURITIES — 23.5%
	DIVERSIFIED HOLDING COMPANIES — 3.3%
531,700	Leucadia National Corp.	$12,298,221

	MORTGAGE FINANCE — 1.3%
1,599,100	Federal Home Loan Mortgage Corp. (a)	3,821,849
507,500	Federal National Mortgage Association (a)	1,243,375

		5,065,224

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
39,032	Homefed Corp. (a)	1,887,197

	RETAIL DEPARTMENT STORES — 18.4%
1,933,100	Sears Holdings Corp.	69,784,910

TOTAL DOMESTIC EQUITY SECURITIES (COST $92,255,266)		89,035,552

	FOREIGN EQUITY SECURITIES — 5.1%
	CANADA — 5.1%
	METALS & MINING — 4.7%
2,220,400	Imperial Metals Corp. (a)	17,669,996

	RETAIL DEPARTMENT STORES — 0.4%
155,500	Sears Canada, Inc. (a)	1,482,241

TOTAL FOREIGN EQUITY SECURITIES (COST $27,578,882)		19,152,237

	DOMESTIC PREFERRED EQUITY SECURITIES — 9.1%
	MORTGAGE FINANCE — 9.1%
	Federal Home Loan Mortgage Corp.
4,033,100	7.875%, Series Z (a)(b)	17,543,985
	Federal National Mortgage Association
3,951,200	7.750%, Series S (a)(b)	17,069,184

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $36,004,594)		34,613,169

Shares		Value
	WARRANTS — 29.2%
	DIVERSIFIED BANKS — 21.2%
5,570,428	Bank of America Corp.,
	Vested, Strike Price $13.267,
	Expire 01/16/2019 (a)(c)	$39,327,222
718,000	JPMorgan Chase & Co.,
	Vested, Strike Price $42.391,
	Expire 10/28/2018 (a)(c)	14,360,000
1,267,065	Wells Fargo & Co.,
	Vested, Strike Price $33.996,
	Expire 10/28/2018 (a)(c)	26,608,365

		80,295,587

	LIFE INSURANCE — 2.3%
181,610	Lincoln National Corp.,
	Vested, Strike Price $10.453,
	Expire 07/10/2019 (a)(c)	8,818,981

	MULTI-LINE INSURANCE — 3.2%
507,515	American International Group, Inc.,
	Vested, Strike Price $45.000,
	Expire 01/19/2021 (a)(c)	12,134,684

	RETAIL DEPARTMENT STORES — 2.5%
474,266	Sears Holdings Corp.,
	Vested, Strike Price $28.410,
	Expire 12/15/2019 (a)(c)	9,485,312

TOTAL WARRANTS (COST $46,883,084)		110,734,564

Principal
	DOMESTIC CORPORATE BONDS — 4.5%
	RETAIL DEPARTMENT STORES — 4.5%
$20,346,000	Sears Holdings Corp.
	8.000%, 12/15/2019	16,852,592

TOTAL DOMESTIC CORPORATE BONDS (COST $16,824,002)		16,852,592

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

November 30, 2014

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 15.8%
$10,000,000	U.S. Treasury Bills 0.030%, 03/26/2015 (d)	$9,998,800
10,000,000	U.S. Treasury Bills 0.122%, 04/02/2015 (d)	9,998,470
10,000,000	U.S. Treasury Bills 0.107%, 04/30/2015 (d)	9,997,710
10,000,000	U.S. Treasury Bills 0.061%, 05/14/2015 (d)	9,996,810
10,000,000	U.S. Treasury Bills 0.122%, 09/17/2015 (d)	9,991,540
10,000,000	U.S. Treasury Bills 0.140%, 11/12/2015 (d)	9,987,750

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $59,966,568)		59,971,080

Shares		Value
	MONEY MARKET FUNDS — 15.2%
57,663,029	Fidelity Institutional Money
	Market Funds - Money
	Market Portfolio, 0.090% (e)	$57,663,029

TOTAL MONEY MARKET FUNDS (COST $57,663,029)		57,663,029

TOTAL INVESTMENTS — 102.4% (COST $337,175,425)		$388,022,223
	LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%	(9,271,886)

NET ASSETS — 100.0%		$378,750,337

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of November 30, 2014.
(c)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of November 30, 2014.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

November 30, 2014

Assets
Investments, at Fair Value (Cost — $337,175,425)	$388,022,223
Interest Receivable	57,675

Total Assets	388,079,898

Liabilities
Payable for Investments Purchased	8,940,545
Accrued Management Fees	293,953
Payable for Capital Shares Redeemed	95,063

Total Liabilities	9,329,561

NET ASSETS	$378,750,337

Net Assets Consist of:
Paid-In Capital	$296,532,787
Accumulated Net Investment Loss	(2,422,249)
Accumulated Net Realized Gain on Investments and Foreign Currency Related Transactions	33,793,001
Net Unrealized Appreciation on Investments and
Foreign Currency Related Translations	50,846,798

NET ASSETS	$378,750,337

Shares of Common Stock Outstanding* ($0.0001 par value)	30,124,194

Net Asset Value, Offering and Redemption Price Per Share ($378,750,337 / 30,124,194 shares)	$12.57

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Fiscal Year Ended November 30, 2014
Investment Income
Dividends	$886,711
Interest	78,280

Total Investment Income	964,991

Expenses
Management Fees	3,566,307

Total Expenses	3,566,307

Net Investment Loss	(2,601,316)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Translations
Net Realized Gain on Investments and Foreign Currency
Related Transactions	34,479,453
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency Related Translations	(63,377,266)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Translations	(28,897,813)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(31,499,129)

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
CHANGES IN NET ASSETS
From Operations
Net Investment Loss	$(2,601,316)	$(2,415,139)
Net Realized Gain on Investments, Short Sales and Foreign Currency Related
Transactions	34,479,453	14,884,135
Net Change in Unrealized Appreciation (Depreciation) on Investments and
Foreign Currency Related Translations	(63,377,266)	109,051,054

Net Increase (Decrease) in Net Assets from Operations	(31,499,129)	121,520,050

From Dividends and Distributions to Shareholders
Net Investment Income	—	(1,630,876)

Net Decrease in Net Assets from Dividends and Distributions	—	(1,630,876)

From Capital Share Transactions
Proceeds from Sale of Shares	82,815,593	32,479,565
Shares Issued in Reinvestment of Dividends and Distributions	—	1,585,115
Redemption Fees	1,983	6,907
Cost of Shares Redeemed	(32,037,717)	(49,921,246)

Net Increase (Decrease) in Net Assets from Shareholder Activity	50,779,859	(15,849,659)

NET ASSETS
Net Increase in Net Assets	19,280,730	104,039,515
Net Assets at Beginning of Year	359,469,607	255,430,092

Net Assets at End of Year	$378,750,337	$359,469,607

Accumulated Net Investment Loss at End of Year	$(2,422,249)	$(2,539,050)

SHARES TRANSACTIONS
Issued	6,502,543	2,987,575
Reinvested	—	172,108
Redeemed	(2,394,347)	(4,519,439)

Net Increase (Decrease) in Shares	4,108,196	(1,359,756)
Shares Outstanding at Beginning of Year	26,015,998	27,375,754

Shares Outstanding at End of Year	30,124,194	26,015,998

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013		For the Fiscal Year Ended November 30, 2012		For the Period Ended November 30, 2011 (1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$13.82	$9.33		$8.29		$10.00

Investment Operations
Net Investment Income (Loss)(2)	(0.10)	(0.09)		0.07		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)	4.64		0.97		(1.69)

Total from Investment Operations	(1.25)	4.55		1.04		(1.71)

Dividends and Distributions
From Net Investment Income	—	(0.06)		—		—

Total Dividends and Distributions	—	(0.06)		—		—

Redemption Fees(2)	0.00 (3)	0.00	(3)	0.00	(3)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$12.57	$13.82		$9.33		$8.29

TOTAL RETURN	(9.04)%	49.09%		12.55%		(17.10	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$378,750	$359,470		$255,430		$212,122
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00%	1.01	%(5)	1.00%		1.00	%(6)
After Expenses Waived	1.00 (7)	1.01	(7)	0.92	%(7)	0.75	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.73)%	(0.80)%		0.74%		(0.30	)%(6)
Portfolio Turnover Rate	33.15%	35.97%		26.96%		41.60	%(4)

(1)	The Fund commenced operations on December 31, 2010.
(2)	Based on average shares outstanding.
(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	0.01% is attributable to interest expense incurred outside of the 1.00% management fee.
(6)	Annualized.
(7)	Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

November 30, 2014

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Allocation Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek long-term total return. Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Fund may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Since the close of business on February 28, 2013, (the “Closing Date”), the sale of shares of the Fund has been suspended to new investors, subject to certain exceptions as described below. Subject to the right of the Fund to reject any order to purchase shares or to withdraw the offering of shares at any time, shares remain available for purchase to existing Fund shareholders. The following categories of new investors may continue to purchase shares of the Fund: (i) clients of financial advisors and financial consultants that have clients invested in the Fund as of the Closing Date; (ii) clients of financial advisors and intermediaries that have approved the inclusion of the Fund as an investment option in their asset allocation programs or discretionary investment programs, including wrap, model or other managed account programs, as of the Closing Date; and (iii) participants in group retirement plans that include the Fund as an investment option as of the Closing Date, and IRA transfers and rollovers from such plans. In addition, Directors of the Company, clients and employees of the Manager and their respective immediate family members may open new accounts and add shares of the Fund to such accounts. The Fund retains the right to limit the foregoing exceptions, make additional exceptions to the suspension of the sale of the Fund’s shares to new investors, and subsequently commence selling its shares to new investors.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of November 30, 2014, fixed-income securities are valued by the Manager utilizing the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at November 30, 2014, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of November 30, 2014, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 11/30/2014
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	—	$1,887,197	$1,887,197
Other*	$87,148,355	—	87,148,355
Foreign Equity Securities*	19,152,237	—	19,152,237
Domestic Preferred Equity Securities*	34,613,169	—	34,613,169
Warrants*	110,734,564	—	110,734,564
Domestic Corporate Bonds	—	16,852,592	16,852,592
U.S. Government Obligations	—	59,971,080	59,971,080
Money Market Funds	57,663,029	—	57,663,029

TOTAL INVESTMENTS	$309,311,354	$78,710,869	$388,022,223

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the fiscal year ended November 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at November 30, 2014, or November 30, 2013.

Recent Accounting Standards: In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

statements with fiscal years beginning on or after December 15, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Warrants: The Fund’s investments in warrants as of November 30, 2014, are presented within the Schedule of Investments.

The Fund’s warrant positions during the fiscal year ended November 30, 2014, had an average monthly market value of approximately $111,350,664.

As of November 30, 2014, the value of warrants with equity risk exposure of $110,734,564 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the fiscal year ended November 30, 2014, the effect of the net change in unrealized appreciation of warrants with equity risk exposure of $10,454,606 is included with the Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations on the Statement of Operations and realized gains from warrants with equity risk exposure of $11,570,179 is included in Net Realized Gain on Investments and Foreign Currency Related Transactions on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Short Sales: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The Fund is required to repay interest on a security sold short, which is recorded on an accrual basis as interest expense.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the fiscal years ended November 30, 2014 and November 30, 2013, amounted to $1,983 and $6,907, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period December 29, 2010 to March 29, 2012. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the fiscal year ended November 30, 2014, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2012, expiring
November 30, 2015:	$225,673

The Manager earned $3,566,307 from the Fund for its services during the fiscal year ended November 30, 2014.

Affiliates of the Manager held in aggregate 9,445,015 shares at November 30, 2014.

A Director and Officers of the Fund are also the Managing Member and Officers of the Manager.

Note 4. Investments

For the fiscal year ended November 30, 2014, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$99,019,351	$101,645,839

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at November 30, 2014, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$337,482,137	$67,339,831	$(16,799,745)	$50,540,086

The differences between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. As of November 30, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-term
Capital Gains	$34,099,713
Net Unrealized Appreciation on Investments and
Foreign Currency Related Transactions	50,540,086
Qualified Late Year Loss Deferral	(2,422,249)

Total	$82,217,550

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Fiscal Year Ended November 30, 2014	For the Fiscal Year Ended November 30, 2013
Dividends and Distributions paid from:
Ordinary Income	$—	$1,630,876

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2014

The Fund declared and made payable the following distribution on December 29, 2014.

Dividends and Distributions paid from:
Long-Term Capital Gain	$34,099,920

At November 30, 2014, the Fund utilized capital loss carryforwards of $604,582. The Fund had no net capital loss carryforwards available to reduce future required distributions of net capital gains to shareholders.

Note 7. Reclassification in the Capital Accounts

In accordance with U.S. GAAP, the Fund has recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. Permanent differences were due to the tax treatment of unused net operating losses and the disallowance of certain non-tax deductible expenses for the Fund. As of November 30, 2014, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Accumulated Undistributed Net Investment Income	$2,718,117
Paid-in-Capital	(2,718,117)

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Fairholme Funds, Inc. and

the shareholders of The Fairholme Allocation Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Fairholme Allocation Fund (the “Fund”), as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Allocation Fund as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

January 29, 2015

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION

November 30, 2014

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the By-Laws of the Company and review by the Company’s Board. The Directors and Officers of the Company, including those Directors who are also officers, are listed below.

Name, Age & Address†	Position(s) Held, Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years§	Number of Portfolios in Fund Complex Overseen by Director	Other Current Directorships Held by Director
Interested Directors and Officers
Bruce R. Berkowitz* Age 56	Mr. Berkowitz has served as a Director & President of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, LLC since October 1997.	3	Director and Chairman of the Board of Directors, The St. Joe Co.
Cesar L. Alvarez, Esq.* Age 67	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Co-Chairman of Greenberg Traurig, LLP since 2013; Executive Chairman of Greenberg Traurig, LLP from 2010 to 2013; Chief Executive Officer of Greenberg Traurig, LLP from October 1997 to 2010.	3	Chairman, Board of Directors, Mednax, Inc.; Director, Intrexon Corp., Sears Holdings Corp., The St. Joe Co., and Watsco, Inc.
Independent Directors^
Terry L. Baxter Age 69	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Chairman of the Board, CEO, Source One (retired); President of White Mountain Holdings (retired).	3	Director, Main Street America Group
Howard S. Frank Age 73	Mr. Frank has served as a Director of the Company since May 7, 2007.	Chairman of the Board of Costa Crociere S.p.A. since 2014; Special Advisor to the CEO and to the Chairman of Carnival Corporation & plc. since 2013; Vice Chairman, Chief Operating Officer and Director, Carnival Corporation & plc. from 1989 to 2013.	3	Director, New World Symphony; Director, The St. Joe Co.
Steven J. Gilbert Age 67	Mr. Gilbert has served as a Director of the Company since June 16, 2014	Chairman, Gilbert Global Equity Partners, L.P. since 1998; Vice Chairman, MidOcean Equity Partners, L.P. since 2005; Co-Chairman, Birch Grove Capital since 2013; Senior Managing Director and Chairman, Sun Group (USA) from 2007 to 2009.	3	Chairman, CPM Holdings, Inc.; Director, MBIA, Inc.; Lead Independent Director, Empire State Realty Trust; Lead Independent Director, TRI Pointe Homes, Inc.; Director, Waterpik, Inc., Freshpet, Inc. and Plia Systems, Inc.
Avivith Oppenheim, Esq. Age 64	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	3	None.
Leigh Walters, Esq. Age 68	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	3	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.

*	Mr. Berkowitz and Mr. Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.

**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.

§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

Officers (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Fred Fraenkel Age 65	Vice President	Mr. Fraenkel has served as Vice President of the Company since January 2013.	President of Fairholme Capital Management, L.L.C. since January 2013; Chief Research Officer, Fairholme Capital Management, L.L.C. since October 2011; Vice Chairman Beacon Trust Company from 2008 to 2011.
Wayne Kellner Age 45	Treasurer	Mr. Kellner has served as Treasurer of the Company since March 2012.	Chief Operating Officer, Fairholme Capital Management, L.C.C. since June 2014; Chief Financial Officer, Fairholme Capital Management, L.L.C. since January 2012; Treasurer, Fairholme Capital Management, L.L.C. from January 2011 to December 2011; Tax Principal, Rothstein Kass from 2006 to 2010.
Paul R. Thomson Age 58	Chief Compliance Officer and Secretary	Mr. Thomson has served as Chief Compliance Officer of the Company since April 2010 and has served as Secretary since June 2011. Mr. Thomson previously served as Chief Compliance Officer from November 2008 to January 2009.	Chief Compliance Officer, Fairholme Capital Management LLC since April 2010; Chief Financial Officer, Fairholme Capital Management LLC from January 2008 to January 2012.

†	Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, LLC, 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.

*	Each officer serves for an annual term and until his or her successor is elected and qualified.

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

Approval of Investment Management Agreement (unaudited)

At its meeting on October 21, 2014, the Board of Directors (the “Board” or the “Directors”) of Fairholme Funds, Inc. (the “Company”) approved the renewal of the investment management agreement between the Company, on behalf of The Fairholme Allocation Fund (the “Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the renewal of the agreement, the Directors considered the factors discussed below, and information made available to them at the meeting relating to such factors, and other information they deemed relevant. The renewal of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A. Nature, Extent and Quality of Services

The Directors considered information provided to them concerning the services performed by the Manager for the Fund pursuant to the agreement. The Directors reviewed information concerning the nature, extent and quality of investment advisory and operational services provided, or overseen, by the Manager. The Directors reviewed information concerning the personnel responsible for the day-to-day portfolio and administrative management of the Fund, the overall reputation of the Manager and the Manager’s current and planned staffing levels. The Directors considered the Manager’s commitment to the Fund as evidenced, among other things, by the current share ownership of the Fund by management/owners/employees of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including recent updates to those policies and information concerning the policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare services provided by the Manager to the Fund with the services provided by Manager to its other advisory accounts because such accounts are not subject to the same regulatory requirements as the Fund, may have different investment restrictions, holdings and goals than the Fund and require different levels of client and back-office servicing than the Fund.

The Directors concluded that the nature, extent and quality of services provided by the Manager to the Fund was appropriate and sufficient to support renewal of the agreement.

B. Investment Performance

The Directors considered information regarding the Fund’s performance, the Manager’s views on performance and the holdings of the Fund that contributed negatively and positively to the Fund’s performance. The Directors considered information about the investment performance of the Fund, including information reflecting that the Fund had outperformed the Barclays Capital US Aggregate Bond Index by approximately 15.9, 63.5 and 26.2 percentage points, respectively, for the 1-year, 3-year and since its inception periods ended August 31, 2014. The Directors also considered information that the Fund’s performance lagged the performance of its second benchmark index, the S&P 500 Index, by 3.7, 2.9 and 30.7 percentage points in the 1-year, 3-year and since its inception periods ended August 31, 2014. The Directors also reviewed and considered a comparison, prepared by a third party, of the Fund’s annualized performance and the annualized performance of similarly situated mutual funds for the same periods which reflected that, in those periods, the Fund’s performance exceeded the average and median performance of the peer group.

C. Management Fee and Expense Ratio

The Directors considered information about the Fund’s management fee and expense ratio, including information in the third party report comparing the Fund’s management fee and the most recent expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors noted that, unlike many of the peer group funds, the Fund’s management fee covers many of the Fund’s operating and other expenses. The Directors also noted that, for the Fund, the total expense

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION (continued)

November 30, 2014

ratio for its latest full fiscal year was lower than the median expense ratio of the most recently completed fiscal year of its peer group funds included in the third party report.

In evaluating the management fee and expense ratio information, the Directors took into account the demands and complexity of portfolio management for the Fund in light of its investment objective, strategies, and asset size. The Directors also considered information regarding the Manager’s payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including shareholder account-level expenses associated with certain omnibus accounts. The Directors also reviewed information concerning the fees paid to the Manager by its other advisory accounts.

After reviewing information presented to them concerning fees, expenses, performance and other matters, the Directors concluded that the Fund’s management fee and overall expense ratio were reasonable in light of the services provided by or through the Manager.

D. Profitability

The Directors considered information regarding the estimated profitability of the Fund to the Manager. They considered such profitability in light of the Fund’s assets under management, overall expense ratio, performance and the services provided by or through the Manager, and concluded that the Manager’s estimated profitability was not such as to prevent Directors from approving the renewal of the agreement.

E. Economies of Scale

The Directors considered information concerning economies of scale for the Fund, including the current assets of the Fund. The Directors concluded for the Fund that no modification to the Fund’s existing arrangements was warranted based on economies of scale.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2014, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or by visiting our website at www.fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Shareholder Tax Information (unaudited)

The Fund did not report any distributions during the fiscal year ended November 30, 2014.

Officers of Fairholme Funds, Inc.

Bruce R. Berkowitz

President

Fred Fraenkel

Vice President

Wayne Kellner

Treasurer

Paul R. Thomson

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Steven J. Gilbert

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Reserved.

(c)	Not applicable.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e)	Reserved.

(f)(1) A copy of the registrant’s code of ethics is filed as an exhibit.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Howard Frank is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audits of the annual financial statements of each series of the registrant or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $120,000 in 2013 and $120,000 in 2014.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audits of the financial statements of each series of the registrant and are not reported under paragraph (a) of this Item were $0 in 2013 and $0 in 2014.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $34,500 in 2013 and $36,000 in 2014. These fees relate to the preparation and review of the various tax forms of each series of the registrant and also for the review of the dividend and distributions of each series of the registrant.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2013 and $0 in 2014.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee has adopted policies and procedures that require the pre-approval by the audit committee of all audit and non-audit services to the registrant by the registrant’s principal accountant, including services provided to any entity affiliated with the registrant to the extent that such services are directly related to the operations or financial reporting of the registrant.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	100%

(c)	100%

(d)	Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 in 2013 and $0 in 2014.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto as Exhibit (a)(1).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit (b).

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date     January 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date     January 31, 2015

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date     January 31, 2015

* Print the name and title of each signing officer under his or her signature.